Note 19 - Financial Instruments - Fair Value of Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Forward contracts-asset position	$ 2	$ 0
Fair Value, Recurring [Member]
Interest rate swaps-asset position	1,175	7,241
Total	915	7,241
Forward contracts-asset position	2
Interest rate swaps-liability position	(262)
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate swaps-asset position
Total	0	0
Forward contracts-asset position
Interest rate swaps-liability position	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate swaps-asset position	1,175	7,241
Total	915	7,241
Forward contracts-asset position	2
Interest rate swaps-liability position	(262)
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate swaps-asset position
Total	0	$ 0
Forward contracts-asset position
Interest rate swaps-liability position	$ 0